Tax Matters - Provision for Taxes on Income (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 2,200,000,000	$ 2,100,000,000	$ 2,500,000,000
Unrecognized tax benefits, interest on income taxes expense	120,000,000		545,000,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Tax adjustments, settlements, and unusual provisions	1,100,000,000	80,000,000	2,000,000,000
Various Foreign Country Tax Authorities [Member]
Income Taxes [Line Items]
Tax adjustments, settlements, and unusual provisions	$ 310,000,000	$ 267,000,000	$ 460,000,000